PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2025 (unaudited)
Description	Shares	Value
Long-Term Investments 99.9%
Common Stocks 99.6%
Aerospace & Defense 1.5%
ATI, Inc.*	900	$69,246
Curtiss-Wright Corp.	1,900	931,418
L3Harris Technologies, Inc.	200	54,964
Textron, Inc.	14,200	1,104,334
Woodward, Inc.	900	231,372
		2,391,334
Automobile Components 0.9%
Aptiv PLC (United Kingdom)*	19,400	1,331,616
Garrett Motion, Inc. (Switzerland)	5,800	75,632
		1,407,248
Automobiles 0.4%
Ford Motor Co.	61,300	678,591
Banks 1.8%
Bank OZK	21,800	1,074,740
Civista Bancshares, Inc.	12,200	237,534
Columbia Banking System, Inc.	33,500	797,300
East West Bancorp, Inc.	4,900	491,225
OP Bancorp	6,000	76,800
Third Coast Bancshares, Inc.*	4,900	184,485
		2,862,084
Biotechnology 2.8%
Alnylam Pharmaceuticals, Inc.*	900	353,016
Biogen, Inc.*	4,800	614,400
BioMarin Pharmaceutical, Inc.*	8,900	514,865
Exelixis, Inc.*	27,700	1,003,294
Incyte Corp.*	14,100	1,055,949
United Therapeutics Corp.*	3,500	961,450
		4,502,974
Broadline Retail 0.5%
Dillard’s, Inc. (Class A Stock)	200	93,386
eBay, Inc.	7,100	651,425
		744,811
Building Products 1.7%
Allegion PLC	6,900	1,144,848
Armstrong World Industries, Inc.	1,200	225,804
Builders FirstSource, Inc.*	400	50,852
Carlisle Cos., Inc.	1,900	673,949
Masco Corp.	8,400	572,292
		2,667,745
Capital Markets 4.7%
Bank of New York Mellon Corp. (The)	14,400	1,460,880
Coinbase Global, Inc. (Class A Stock)*	200	75,552
Janus Henderson Group PLC	22,900	991,570
Northern Trust Corp.	12,600	1,638,000
Raymond James Financial, Inc.	8,300	1,387,179
SEI Investments Co.	10,600	934,072

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Capital Markets (cont’d.)
State Street Corp.	6,100	$681,675
XP, Inc. (Brazil) (Class A Stock)	23,500	379,290
		7,548,218
Chemicals 2.7%
AdvanSix, Inc.	3,200	64,384
CF Industries Holdings, Inc.	14,700	1,364,601
DuPont de Nemours, Inc.	19,400	1,394,860
Element Solutions, Inc.	29,800	703,280
LyondellBasell Industries NV (Class A Stock)	3,200	185,376
Mosaic Co. (The)	15,700	565,357
		4,277,858
Commercial Services & Supplies 0.2%
Cimpress PLC (Ireland)*	6,100	337,391
Communications Equipment 0.9%
F5, Inc.*	4,900	1,535,758
Construction & Engineering 2.4%
AECOM	3,200	360,768
EMCOR Group, Inc.	2,400	1,505,976
Fluor Corp.*	3,900	221,403
MasTec, Inc.*	800	151,368
Primoris Services Corp.	5,700	536,769
Valmont Industries, Inc.	2,800	1,019,060
		3,795,344
Consumer Finance 1.1%
Bread Financial Holdings, Inc.	1,800	110,340
Synchrony Financial	23,300	1,623,311
		1,733,651
Consumer Staples Distribution & Retail 3.1%
Albertson’s Cos., Inc. (Class A Stock)	53,800	1,034,036
BJ’s Wholesale Club Holdings, Inc.*	4,500	476,550
Dollar General Corp.	14,400	1,510,560
Kroger Co. (The)	22,300	1,563,230
US Foods Holding Corp.*	5,700	474,981
		5,059,357
Containers & Packaging 0.6%
Ball Corp.	7,100	406,546
Crown Holdings, Inc.	5,500	546,480
		953,026
Diversified Consumer Services 0.7%
ADT, Inc.	109,600	915,160
H&R Block, Inc.	3,800	206,492
		1,121,652
Electric Utilities 3.0%
Alliant Energy Corp.	17,000	1,105,170
Edison International	22,900	1,193,548
Exelon Corp.	41,400	1,860,516

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Electric Utilities (cont’d.)
Genie Energy Ltd. (Class B Stock)	3,100	$62,992
NRG Energy, Inc.	3,700	618,640
		4,840,866
Electrical Equipment 2.3%
nVent Electric PLC	15,700	1,231,194
Rockwell Automation, Inc.	4,400	1,547,524
Sensata Technologies Holding PLC	29,000	892,040
		3,670,758
Electronic Equipment, Instruments & Components 4.3%
Coherent Corp.*	7,200	774,720
Corning, Inc.	1,100	69,564
Flex Ltd.*	22,800	1,137,036
Jabil, Inc.	5,900	1,316,703
ScanSource, Inc.*	9,000	349,560
TD SYNNEX Corp.	5,300	765,267
Trimble, Inc.*	16,800	1,409,352
Vontier Corp.	24,700	1,024,309
		6,846,511
Entertainment 0.8%
Electronic Arts, Inc.	8,400	1,280,916
Playtika Holding Corp.	11,500	51,232
		1,332,148
Financial Services 1.7%
Euronet Worldwide, Inc.*	3,300	320,694
Global Payments, Inc.	15,100	1,207,245
Jackson Financial, Inc. (Class A Stock)	200	17,512
MGIC Investment Corp.	27,600	714,840
NewtekOne, Inc.(a)	6,500	74,360
Voya Financial, Inc.	7,000	490,000
		2,824,651
Food Products 2.5%
Bunge Global SA	3,800	303,088
Cal-Maine Foods, Inc.	3,700	411,218
Dole PLC	3,400	48,416
Ingredion, Inc.	7,100	933,934
Mission Produce, Inc.*	30,000	370,200
Pilgrim’s Pride Corp.	21,200	1,004,668
Seaboard Corp.	10	31,672
Smithfield Foods, Inc.	37,600	906,912
		4,010,108
Gas Utilities 1.4%
Brookfield Infrastructure Corp. (Canada) (Class A Stock)	3,700	144,448
MDU Resources Group, Inc.	52,100	898,725
UGI Corp.	32,200	1,164,996
		2,208,169
Health Care Equipment & Supplies 1.5%
ResMed, Inc.(a)	700	190,358

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Health Care Equipment & Supplies (cont’d.)
Solventum Corp.*	13,500	$963,360
STERIS PLC	5,300	1,200,397
		2,354,115
Health Care Providers & Services 3.0%
Cardinal Health, Inc.	7,500	1,164,150
Encompass Health Corp.	8,500	935,935
Labcorp Holdings, Inc.	1,100	286,088
Tenet Healthcare Corp.*	8,500	1,370,880
Universal Health Services, Inc. (Class B Stock)	6,000	998,700
		4,755,753
Hotel & Resort REITs 0.5%
DiamondRock Hospitality Co.	49,800	384,456
Host Hotels & Resorts, Inc.	32,100	504,612
		889,068
Hotels, Restaurants & Leisure 1.6%
Carnival Corp.*	51,600	1,536,132
Las Vegas Sands Corp.	7,600	398,240
MGM Resorts International*	1,800	65,610
Royal Caribbean Cruises Ltd.	1,400	445,018
Travel + Leisure Co.	3,700	219,225
		2,664,225
Household Durables 0.9%
PulteGroup, Inc.	12,247	1,382,931
Independent Power & Renewable Electricity Producers 0.8%
AES Corp. (The)	4,300	56,545
Clearway Energy, Inc. (Class C Stock)	16,600	541,658
Vistra Corp.	3,000	625,620
		1,223,823
Insurance 6.9%
Allstate Corp. (The)	5,700	1,158,525
Arch Capital Group Ltd.	15,000	1,290,900
Assured Guaranty Ltd.	3,600	304,488
Axis Capital Holdings Ltd.	12,400	1,163,616
Cincinnati Financial Corp.	6,300	929,313
Hartford Insurance Group, Inc. (The)	11,600	1,442,924
Heritage Insurance Holdings, Inc.*	7,500	158,175
Kemper Corp.	8,300	511,197
Lincoln National Corp.	24,900	948,939
Old Republic International Corp.	26,000	940,420
Principal Financial Group, Inc.	9,000	700,470
RenaissanceRe Holdings Ltd. (Bermuda)	1,200	292,488
Universal Insurance Holdings, Inc.	5,900	139,476
Unum Group	16,800	1,206,408
		11,187,339
IT Services 3.4%
Akamai Technologies, Inc.*	1,900	144,989
Cognizant Technology Solutions Corp. (Class A Stock)	21,900	1,571,544
EPAM Systems, Inc.*	400	63,084
Gartner, Inc.*	300	101,595

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
IT Services (cont’d.)
Kyndryl Holdings, Inc.*	18,600	$702,522
Twilio, Inc. (Class A Stock)*	10,800	1,393,200
VeriSign, Inc.	5,300	1,425,011
		5,401,945
Life Sciences Tools & Services 3.0%
Agilent Technologies, Inc.	11,800	1,354,758
Charles River Laboratories International, Inc.*	500	84,820
IQVIA Holdings, Inc.*	6,400	1,189,504
Mettler-Toledo International, Inc.*	700	863,576
QIAGEN NV	1,700	83,878
Revvity, Inc.	1,200	105,480
Waters Corp.*	2,900	837,404
West Pharmaceutical Services, Inc.	1,000	239,260
		4,758,680
Machinery 3.9%
Allison Transmission Holdings, Inc.	11,200	1,008,784
Cummins, Inc.	1,700	624,954
Douglas Dynamics, Inc.	2,700	77,220
Dover Corp.	7,300	1,322,322
Gates Industrial Corp. PLC*	24,500	607,600
Lincoln Electric Holdings, Inc.	400	97,400
Mueller Industries, Inc.	11,100	947,607
Oshkosh Corp.	1,000	126,530
Pentair PLC	10,400	1,062,880
REV Group, Inc.	8,400	416,220
		6,291,517
Marine Transportation 0.3%
Costamare, Inc. (Monaco)	37,600	379,384
Matson, Inc.	1,800	192,204
		571,588
Media 2.5%
Charter Communications, Inc. (Class A Stock)*	3,500	942,760
Fox Corp. (Class A Stock)	14,100	786,216
Fox Corp. (Class B Stock)	14,100	721,074
Gray Media, Inc.	96,800	436,568
Nexstar Media Group, Inc.	5,900	1,103,949
		3,990,567
Metals & Mining 2.2%
Anglogold Ashanti PLC (United Kingdom)(a)	13,300	615,125
Nucor Corp.	7,600	1,087,332
Reliance, Inc.	3,400	986,442
Steel Dynamics, Inc.	5,000	637,800
SunCoke Energy, Inc.	34,800	257,172
		3,583,871
Mortgage Real Estate Investment Trusts (REITs) 0.6%
Advanced Flower Capital, Inc.	10,700	47,187
AG Mortgage Investment Trust, Inc.	13,200	99,792
Rithm Capital Corp.	66,400	798,792
		945,771

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Multi-Utilities 2.4%
Avista Corp.	3,800	$141,740
Consolidated Edison, Inc.	13,233	1,369,615
DTE Energy Co.	9,600	1,328,736
NiSource, Inc.	13,900	590,055
Northwestern Energy Group, Inc.	7,700	413,490
WEC Energy Group, Inc.	600	65,448
		3,909,084
Office REITs 0.4%
Highwoods Properties, Inc.	23,500	681,735
Oil, Gas & Consumable Fuels 5.9%
Cheniere Energy, Inc.	5,500	1,297,340
Civitas Resources, Inc.	28,100	853,116
Coterra Energy, Inc.	11,300	275,607
Devon Energy Corp.	39,000	1,295,580
HF Sinclair Corp.	10,600	465,764
Kinder Morgan, Inc.	11,200	314,272
Marathon Petroleum Corp.	8,600	1,463,634
ONEOK, Inc.	1,200	98,532
Ovintiv, Inc.	23,800	980,084
Peabody Energy Corp.	31,700	511,955
Permian Resources Corp.	71,200	1,008,192
Phillips 66	2,700	333,666
Range Resources Corp.	4,500	165,240
Teekay Corp. Ltd. (Bermuda)	63,500	457,200
		9,520,182
Passenger Airlines 1.6%
Delta Air Lines, Inc.	21,700	1,154,657
SkyWest, Inc.*	1,200	139,152
Sun Country Airlines Holdings, Inc.*	6,600	76,494
United Airlines Holdings, Inc.*(a)	14,400	1,271,664
		2,641,967
Personal Care Products 0.6%
Herbalife Ltd.*	57,200	526,240
Nu Skin Enterprises, Inc. (Class A Stock)	56,800	475,984
		1,002,224
Pharmaceuticals 1.3%
Amneal Pharmaceuticals, Inc.*	20,000	156,400
Elanco Animal Health, Inc.*	18,500	253,080
Jazz Pharmaceuticals PLC*	700	80,241
Perrigo Co. PLC	20,600	549,402
Royalty Pharma PLC (Class A Stock)	26,900	989,920
		2,029,043
Professional Services 1.3%
Concentrix Corp.(a)	9,900	514,503
Conduent, Inc.*	43,972	116,966
IBEX Holdings Ltd.*	3,000	88,710
Leidos Holdings, Inc.	8,100	1,293,165
Upwork, Inc.*	1,300	15,548
		2,028,892

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Real Estate Management & Development 2.0%
CBRE Group, Inc. (Class A Stock)*	7,900	$1,230,346
Cushman & Wakefield PLC*	3,600	43,884
Howard Hughes Holdings, Inc.*(a)	11,300	776,649
Jones Lang LaSalle, Inc.*	4,100	1,108,476
RE/MAX Holdings, Inc. (Class A Stock)*	7,400	56,906
		3,216,261
Retail REITs 1.7%
Kimco Realty Corp.	1,700	36,091
Realty Income Corp.	713	40,021
Regency Centers Corp.	14,600	1,042,440
Simon Property Group, Inc.	9,700	1,588,763
SITE Centers Corp.	6,600	71,082
		2,778,397
Semiconductors & Semiconductor Equipment 1.2%
Cirrus Logic, Inc.*	8,700	876,177
MKS, Inc.	7,300	694,814
Skyworks Solutions, Inc.	4,600	315,284
		1,886,275
Software 2.6%
ACI Worldwide, Inc.*	3,300	140,448
Consensus Cloud Solutions, Inc.*	12,800	258,304
Docusign, Inc.*	7,700	582,428
Gen Digital, Inc.	48,900	1,442,061
OneSpan, Inc.	24,100	355,475
Ooma, Inc.*	2,200	25,036
Zoom Communications, Inc. (Class A Stock)*	18,700	1,384,735
		4,188,487
Specialized REITs 1.9%
Digital Realty Trust, Inc.	900	158,796
EPR Properties	10,700	588,928
National Storage Affiliates Trust	11,600	341,736
Rayonier, Inc.	25,100	585,081
VICI Properties, Inc.	43,200	1,408,320
		3,082,861
Specialty Retail 1.4%
AutoNation, Inc.*	1,700	327,488
Best Buy Co., Inc.	3,700	240,722
Gap, Inc. (The)	4,800	93,408
ODP Corp. (The)*	8,900	158,776
Penske Automotive Group, Inc.	4,400	736,604
Ulta Beauty, Inc.*	1,100	566,511
Williams-Sonoma, Inc.	800	149,640
		2,273,149
Technology Hardware, Storage & Peripherals 0.9%
Immersion Corp.	7,200	50,184
Western Digital Corp.	18,800	1,479,372
		1,529,556
Textiles, Apparel & Luxury Goods 0.3%
Crocs, Inc.*	4,500	448,785

PGIM Quant Solutions Mid-Cap Value Fund

PGIM Quant Solutions Mid-Cap Value Fund
Schedule of Investments as of July 31, 2025 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.0%
United Rentals, Inc.	1,900	$1,677,586

Total Common Stocks (cost $141,455,181)		160,245,930
Unaffiliated Exchange-Traded Fund 0.3%
iShares Russell Mid-Cap Value ETF(a) (cost $475,465)	3,600	484,452

Total Long-Term Investments (cost $141,930,646)		160,730,382

Short-Term Investments 1.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 4.492%)(wb)	381,970	381,970
PGIM Institutional Money Market Fund (7-day effective yield 4.528%) (cost $2,640,050; includes $2,632,524 of cash collateral for securities on loan)(b)(wb)	2,641,960	2,640,110

Total Short-Term Investments (cost $3,022,020)		3,022,080

TOTAL INVESTMENTS 101.8% (cost $144,952,666)		163,752,462
Liabilities in excess of other assets (1.8)%		(2,901,841)

Net Assets 100.0%		$160,850,621

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,511,095; cash collateral of $2,632,524 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).